JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.7%
Automobiles - 0.2%
Rivian Automotive, Inc., Class A*	41	2,689

Banks - 5.0%
Bank of America Corp.	653	30,146
First Republic Bank	38	6,672
SVB Financial Group*	12	6,832
Wells Fargo & Co.	418	22,499

		66,149

Beverages - 1.5%
PepsiCo, Inc.	115	19,972

Biotechnology - 3.1%
AbbVie, Inc.	230	31,499
Regeneron Pharmaceuticals, Inc.*	16	9,859

		41,358

Building Products - 0.8%
Trane Technologies plc	64	11,130

Capital Markets - 2.5%
Charles Schwab Corp. (The)	138	12,111
Morgan Stanley	200	20,526

		32,637

Chemicals - 1.6%
Linde plc (United Kingdom)	67	21,276

Commercial Services & Supplies - 1.2%
Waste Connections, Inc.	122	15,164

Consumer Finance - 1.6%
American Express Co.	118	21,165

Electric Utilities - 1.9%
NextEra Energy, Inc.	323	25,270

Electrical Equipment - 1.3%
AMETEK, Inc.	64	8,794
Eaton Corp. plc	52	8,191

		16,985

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	17	8,739

Food Products - 1.4%
Mondelez International, Inc., Class A	281	18,825

Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp.*	252	10,819

Health Care Providers & Services - 3.8%
UnitedHealth Group, Inc.	105	49,458

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.*	6	14,614
Hilton Worldwide Holdings, Inc.*	83	12,001

		26,615

Industrial Conglomerates - 1.3%
Honeywell International, Inc.	81	16,654

Interactive Media & Services - 11.5%
Alphabet, Inc., Class A*	24	65,245
Alphabet, Inc., Class C*	21	55,788
Meta Platforms, Inc., Class A*	81	25,518
Snap, Inc., Class A*	171	5,555

		152,106

Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc.*	25	74,876

IT Services - 4.2%
Fiserv, Inc.*	89	9,365
Mastercard, Inc., Class A	92	35,640
PayPal Holdings, Inc.*	42	7,194
Shopify, Inc., Class A (Canada)*	3	2,507

		54,706

Life Sciences Tools & Services - 2.3%
Danaher Corp.	76	21,720
Thermo Fisher Scientific, Inc.	15	8,487

		30,207

Machinery - 2.2%
Deere & Co.	31	11,499
Ingersoll Rand, Inc.	321	18,055

		29,554

Media - 1.0%
Charter Communications, Inc., Class A*	21	12,658

Oil, Gas & Consumable Fuels - 1.2%
ConocoPhillips	172	15,269

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	29	9,011

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	136	8,845
Eli Lilly & Co.	103	25,239

		34,084

Professional Services - 0.5%
IHS Markit Ltd.	53	6,155

Road & Rail - 5.9%
Norfolk Southern Corp.	118	32,137
Old Dominion Freight Line, Inc.	39	11,775
Union Pacific Corp.	138	33,797

		77,709

Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc.*	127	14,510
Analog Devices, Inc.	71	11,658
ASML Holding NV (Registered), NYRS (Netherlands)	10	7,077
NVIDIA Corp.	91	22,258
NXP Semiconductors NV (China)	167	34,329
Texas Instruments, Inc.	187	33,618

		123,450

Software - 11.1%
Intuit, Inc.	22	11,937
Microsoft Corp.	431	134,098

		146,035

Specialty Retail - 3.6%
AutoZone, Inc.*	10	19,409
Lowe’s Cos., Inc.	87	20,580

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
TJX Cos., Inc. (The)	98	7,060

		47,049

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	454	79,429

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	97	14,407

TOTAL COMMON STOCKS (Cost $509,898)		1,311,610

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENT COMPANIES - 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)(Cost $4,471)	4,469	4,471

Total Investments - 100.0% (Cost $514,369)		1,316,081
Other Assets Less Liabilities - 0.0%(c)		553

Net Assets - 100.0%		1,316,634

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities(a)	$ 1,316,081	$ –	$ –	$ 1,316,081

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.07%(a)(b)	$14,898	$48,132	$58,559	$—	(c)	$—	(c)	$4,471	4,469	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.